Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement
Revenue	£ 9,161	£ 8,553	£ 7,244
Cost of sales	(3,216)	(3,045)	(2,562)
Gross profit	5,945	5,508	4,682
Selling and distribution costs	(1,459)	(1,385)	(1,197)
Administration and other expenses	(1,850)	(1,819)	(1,630)
Share of results of joint ventures and associates	46	19	29
Operating profit	2,682	2,323	1,884
Finance income	8	4	8
Finance costs	(323)	(205)	(150)
Net finance costs	(315)	(201)	(142)
Disposals and other non-operating items	(72)	(9)	55
Profit before tax	2,295	2,113	1,797
Current tax	(575)	(534)	(422)
Deferred tax	68	53	96
Tax expense	(507)	(481)	(326)
Net profit for the year	1,788	1,632	1,471
Attributable to:
Shareholders	1,781	1,634	1,471
Non-controlling interests	7	(2)
Net profit for the year	£ 1,788	£ 1,632	£ 1,471
Basic earnings per share
Basic earnings per share	£ 0.941	£ 0.852	£ 0.763
Diluted earnings per share
Diluted earnings per share	£ 0.936	£ 0.847	£ 0.758